SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Financial Information for Reportable Segments	The table below presents financial information for our reportable segments and reconciles total segment Adjusted EBITDA to Loss before income taxes:

	Year ended December 31,
	2019	2018	2017
Revenues
New Zealand	$486,380	$556,410	$520,042
Bolivia	206,804	240,941	258,438
Unallocated Corporate & Eliminations	743	824	420

Total revenues	$693,927	$798,175	$778,900

Adjusted EBITDA
New Zealand	$106,308	$90,396	$85,307
Bolivia	42,475	65,531	76,522
Equity-based compensation	(4,041)	(5,856)	(2,853)
Acquisition and other nonrecurring costs	(6,946)	(4,002)	(5,765)
Depreciation, amortization and accretion	(109,845)	(111,889)	(106,909)
Gain (loss) on disposal of assets and sale-leaseback transaction	11,169	(1,346)	(682)
Interest expense	(45,988)	(45,913)	(59,754)
Change in fair value of warrant liability	1	6,361	9,053
Debt modification and extinguishment costs	—	(4,192)	(6,689)
Other, net	555	(4,682)	1,329
Unallocated Corporate & Eliminations	(10,462)	(11,249)	(11,436)

Loss before income taxes	$(16,774)	$(26,841)	$(21,877)

Depreciation, amortization and accretion
New Zealand	$64,197	$66,160	$60,805
Bolivia	44,944	45,107	45,925
Unallocated Corporate & Eliminations	704	622	179

Total depreciation, amortization and accretion	$109,845	$111,889	$106,909

Capital expenditures
New Zealand	$59,555	$53,085	$53,904
Bolivia	25,636	29,659	37,215
Unallocated Corporate & Eliminations	21	180	1,233

Total capital expenditures	$85,212	$82,924	$92,352

Total assets
New Zealand	$496,270	$440,385
Bolivia	331,538	289,402
Unallocated Corporate & Eliminations	10,819	9,241

Total assets	$838,627	$739,028

Schedule of Revenues By Product or Service	The table below presents total revenues by product or service type for the years ended December 31, 2019, 2018 and 2017:

	New Zealand	Bolivia	Unallocated Corporate & Eliminations	Total
Year ended December 31, 2019
Wireless service revenues	$261,218	$195,974	$—	$457,192
Wireline service revenues	69,317	—	—	69,317
Equipment sales	149,103	8,403	—	157,506
Non-subscriber ILD and other revenues	6,742	2,427	743	9,912

Total revenues	$486,380	$206,804	$743	$693,927

Year ended December 31, 2018
Wireless service revenues	$265,947	$234,380	$—	$500,327
Wireline service revenues	61,804	—	—	61,804
Equipment sales	217,015	4,595	—	221,610
Non-subscriber ILD and other revenues	11,644	1,966	824	14,434

Total revenues	$556,410	$240,941	$824	$798,175

Year ended December 31, 2017
Wireless service revenues	$274,168	$252,031	$—	$526,199
Wireline service revenues	57,131	—	—	57,131
Equipment sales	175,096	3,740	—	178,836
Non-subscriber ILD and other revenues	13,647	2,667	420	16,734

Total revenues	$520,042	$258,438	$420	$778,900